[JANUS HENDERSON LOGO]
Janus Henderson Global Life Sciences Fund
Ticker:	JFNAX	Class A Shares	JFNSX	Class S Shares	JFNNX	Class N Shares
	JFNCX	Class C Shares	JFNIX	Class I Shares	JAGLX	Class T Shares
Summary Prospectus dated January 28, 2025
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson Global Life Sciences Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 119 of the Fund’s Prospectus and in the “Purchases” section on page 74 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.09%	0.12%	0.29%	0.13%	0.04%	0.28%
Total Annual Fund Operating Expenses	0.98%	1.76%	1.18%	0.77%	0.68%	0.92%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 669	$ 869	$ 1,086	$ 1,707
Class C Shares	$ 279	$ 554	$ 954	$ 1,867
Class S Shares	$ 120	$ 375	$ 649	$ 1,432
Class I Shares	$ 79	$ 246	$ 428	$ 954
Class N Shares	$ 69	$ 218	$ 379	$ 847
Class T Shares	$ 94	$ 293	$ 509	$ 1,131

1 | Janus Henderson Global Life Sciences Fund

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 669	$ 869	$ 1,086	$ 1,707
Class C Shares	$ 179	$ 554	$ 954	$ 1,867
Class S Shares	$ 120	$ 375	$ 649	$ 1,432
Class I Shares	$ 79	$ 246	$ 428	$ 954
Class N Shares	$ 69	$ 218	$ 379	$ 847
Class T Shares	$ 94	$ 293	$ 509	$ 1,131

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that portfolio management believes have a life science orientation. In the Fund’s pursuit of companies with a life science orientation, the Fund has a fundamental policy to normally invest at least 25% of its total assets in securities of companies that are categorized in the “life sciences” sector, which may include companies in the following industry groups: pharmaceuticals; biotechnology; health care services; agriculture; cosmetics/personal care; and medical devices. Generally speaking, the “life sciences” relate to maintaining or improving quality of life. So, for example, companies with a “life science orientation” include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Fund implements its investment policies by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund normally invests in issuers from several different countries, which may include the United States. An issuer is deemed to be economically tied to a country or countries if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the country; (ii) a majority of the issuer’s revenues are derived from one or more countries; or (iii) a majority of the issuer’s assets are located in one or more countries. The Fund may invest in shares of companies through initial public offerings and private placements.
Portfolio management applies a “bottom-up” approach in choosing investments. In other words, portfolio management looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. In conducting the “bottom-up” analysis, portfolio management considers factors including a company’s growth potential, the strength of a company’s management, and a company’s sustainable competitive advantages, returns on investment capital, and cash flow generation.
As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
Portfolio management also applies screens, which incorporate third-party inputs, to (i) seek to avoid investing in issuers that are United Nations Global Compact violators and (ii) seek to invest at least 80% of the Fund’s net assets, under normal circumstances, in issuers with an MSCI (or an equivalent third-party data provider, as determined by portfolio management) ESG rating of BB or higher.
The Fund will generally consider selling a stock when, in portfolio management’s opinion, the stock shows declining fundamentals, its competitive advantages have deteriorated, or if the stock reaches its targeted value. The Fund will also consider selling a stock if, in portfolio management’s opinion, a superior investment opportunity arises.
2 | Janus Investment Fund

The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. The principal risks associated with investing in the Fund are set forth below.
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, terrorism, war, armed conflicts, including related sanctions, social unrest, tariffs, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Small- and Mid-Sized Companies Risk. Investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, small- and mid-sized companies may suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the Fund holds participate.
Industry and Sector Risk. The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
•
Life Sciences Sector Risk. The Fund focuses its investments in securities of companies that are categorized in the “life sciences” sector, including companies in the following industry groups: pharmaceuticals, biotechnology, health care services, agriculture, cosmetic/personal care, and medical devices. Because of this, companies in the Fund’s portfolio may share common characteristics and may be more sensitive to changes in government funding or subsidies, new or anticipated legislative and regulatory changes, or technological advances.
•
Biotechnology Industry Risk. The biotechnology industry can be significantly affected by patent considerations, including the termination of patent protections for products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits.
•
Pharmaceuticals Industry Risk. Government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition can significantly affect the pharmaceuticals industry.
Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks
3 | Janus Henderson Global Life Sciences Fund

tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole.
Initial Public Offering Risk. The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. There can be no assurance that the Fund will identify favorable IPO investment opportunities.
ESG Investment Risk. Because the Fund considers ESG Factors in selecting securities, the Fund may perform differently than funds that do not consider ESG Factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain issuers, and therefore may have lower performance than portfolios that do not apply similar criteria. ESG-related information provided by issuers and third parties, which portfolio management may utilize, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive environmental or social practices, which may result in selling a security when it might otherwise be disadvantageous to do so.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
Liquidity Risk. The Fund may invest in securities or instruments that do not trade actively or in large volumes, and may make investments that are less liquid than other investments. Also, the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.
Private Placements Risk. Investments in private placements could decrease the Fund’s liquidity profile or prevent the Fund from disposing of such securities promptly at advantageous prices. Private placements may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available, and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value. Transaction costs may be higher for these securities, and the Fund may get only limited information about the issuer of a private placement security, so it may be less able to anticipate a loss.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments may also be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.
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An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	21.01%	Worst Quarter:	1st Quarter 2020	– 13.67%

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years	Since Inception
Class T Shares
Return Before Taxes	3.47%	7.65%	8.49%	—
Return After Taxes on Distributions	1.98%	6.16%	6.91%	—
Return After Taxes on Distributions and Sale of Fund Shares(1)	2.82%	5.78%	6.45%	—
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	18.67%	11.17%	9.95%	—
MSCI World Health Care IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	1.13%	6.18%	7.33%	—
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	13.10%	—
5 | Janus Henderson Global Life Sciences Fund

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years	Since Inception
Class A Shares
Return Before Taxes(2)	– 2.55%	6.30%	7.76%	—
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	18.67%	11.17%	9.95%	—
MSCI World Health Care IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	1.13%	6.18%	7.33%	—
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	13.10%	—
Class C Shares
Return Before Taxes(3)	1.68%	6.80%	7.61%	—
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	18.67%	11.17%	9.95%	—
MSCI World Health Care IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	1.13%	6.18%	7.33%	—
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	13.10%	—
Class S Shares
Return Before Taxes	3.21%	7.36%	8.21%	—
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	18.67%	11.17%	9.95%	—
MSCI World Health Care IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	1.13%	6.18%	7.33%	—
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	13.10%	—
Class I Shares
Return Before Taxes	3.63%	7.81%	8.65%	—
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	18.67%	11.17%	9.95%	—
MSCI World Health Care IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	1.13%	6.18%	7.33%	—
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	13.10%	—
6 | Janus Investment Fund

Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years	Since Inception
Class N Shares
Return Before Taxes	3.72%	7.90%	N/A	8.77%(4)
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	18.67%	11.17%	N/A	9.28%(4)
MSCI World Health Care IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	1.13%	6.18%	N/A	6.65%(4)
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	N/A	12.8%(4)

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)
Calculated assuming maximum permitted sales loads.
(3)
The one year return is calculated to include the contingent deferred sales charge.
(4)
Since the inception of Class N Shares on January 26, 2018.
Effective November 27, 2024, the Fund changed its broad-based securities market index from the MSCI World Health Care Index to the MSCI World Index due to regulatory requirements. The Fund retained the MSCI World Health Care Index as a performance benchmark because the MSCI World Health Care Index is more closely aligned with the Fund’s investment strategies and investment restrictions. In addition, the Fund retained the S&P 500 Index as an additional benchmark. The indices are described below.
•
The MSCI World Index is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region.
•
The MSCI World Health Care Index is a capitalization-weighted index that measures the performance of health care stocks from developed market countries.
•
The S&P 500 Index is a commonly recognized, market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Andy Acker, CFA, is Executive Vice President and Lead Portfolio Manager of the Fund, which he has managed or co-managed since May 2007. Daniel Lyons, Ph.D., CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since January 2023.

7 | Janus Henderson Global Life Sciences Fund

Purchase and sale of Fund shares
Minimum Investment Requirements
Class A Shares, Class C Shares*, Class S Shares, and Class T Shares
Non-retirement accounts	$2,500**
Certain tax-advantaged accounts or UTMA accounts	$500
Class I Shares
Through an intermediary institution
• non-retirement accounts	$2,500 †
• certain tax-advantaged accounts or UTMA accounts	$500 †
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$2,500***
Institutional investors (investing directly with the Fund)	$1,000,000

†
Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, including health savings accounts, accounts held through certain wrap programs, and certain retail brokerage accounts.
*
The maximum purchase in Class C Shares is $250,000 for any single purchase.
**
Class A, Class C, Class S, and Class T shares held through certain supermarket and/or self-directed brokerage accounts, or through wrap programs, may not be subject to these minimums. Please contact your financial intermediary for more information.
***
Investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to this minimum.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its distributor (or its affiliates) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
8 | Janus Investment Fund

[JANUS HENDERSON LOGO]
Janus Henderson Global Life Sciences Fund
Ticker:	JNGLX	Class D Shares
Summary Prospectus dated January 28, 2025
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.

Investment Objective
Janus Henderson Global Life Sciences Fund seeks long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.64%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.80%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 82	$ 255	$ 444	$ 990

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that portfolio management believes have a life science orientation. In the Fund’s pursuit of companies with a life science orientation, the Fund has a fundamental policy to normally invest at least 25% of its total assets in securities of companies that are categorized in the “life sciences” sector, which may include companies in the following industry groups: pharmaceuticals; biotechnology; health care services; agriculture; cosmetics/personal care; and medical devices. Generally speaking, the “life sciences” relate to maintaining or improving quality of life. So, for example, companies with a “life science orientation” include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Fund implements its investment policies by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund normally invests in issuers from several different countries, which may include the United States. An issuer is deemed to be economically tied to a country or countries if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, the country; (ii) a majority of the issuer’s revenues are derived from one or more countries; or (iii) a majority of the issuer’s assets are located in one or more countries. The Fund may invest in shares of companies through initial public offerings and private placements.
1 | Janus Henderson Global Life Sciences Fund

Portfolio management applies a “bottom-up” approach in choosing investments. In other words, portfolio management looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. In conducting the “bottom-up” analysis, portfolio management considers factors including a company’s growth potential, the strength of a company’s management, and a company’s sustainable competitive advantages, returns on investment capital, and cash flow generation.
As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.
Portfolio management also applies screens, which incorporate third-party inputs, to (i) seek to avoid investing in issuers that are United Nations Global Compact violators and (ii) seek to invest at least 80% of the Fund’s net assets, under normal circumstances, in issuers with an MSCI (or an equivalent third-party data provider, as determined by portfolio management) ESG rating of BB or higher.
The Fund will generally consider selling a stock when, in portfolio management’s opinion, the stock shows declining fundamentals, its competitive advantages have deteriorated, or if the stock reaches its targeted value. The Fund will also consider selling a stock if, in portfolio management’s opinion, a superior investment opportunity arises.
The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. The principal risks associated with investing in the Fund are set forth below.
Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, terrorism, war, armed conflicts, including related sanctions, social unrest, tariffs, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Small- and Mid-Sized Companies Risk. Investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, small- and mid-sized companies may suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the Fund holds participate.
Industry and Sector Risk. The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic
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sector may be similarly affected by negative economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
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Life Sciences Sector Risk. The Fund focuses its investments in securities of companies that are categorized in the “life sciences” sector, including companies in the following industry groups: pharmaceuticals, biotechnology, health care services, agriculture, cosmetic/personal care, and medical devices. Because of this, companies in the Fund’s portfolio may share common characteristics and may be more sensitive to changes in government funding or subsidies, new or anticipated legislative and regulatory changes, or technological advances.
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Biotechnology Industry Risk. The biotechnology industry can be significantly affected by patent considerations, including the termination of patent protections for products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits.
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Pharmaceuticals Industry Risk. Government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition can significantly affect the pharmaceuticals industry.
Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole.
Initial Public Offering Risk. The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. There can be no assurance that the Fund will identify favorable IPO investment opportunities.
ESG Investment Risk. Because the Fund considers ESG Factors in selecting securities, the Fund may perform differently than funds that do not consider ESG Factors. Due to the ESG considerations and exclusionary criteria employed by the Fund, the Fund may not be invested in certain issuers, and therefore may have lower performance than portfolios that do not apply similar criteria. ESG-related information provided by issuers and third parties, which portfolio management may utilize, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to consider their environmental or social practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the issuers identified through the investment process employed by the Fund may fail to adhere to positive environmental or social practices, which may result in selling a security when it might otherwise be disadvantageous to do so.
Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
Liquidity Risk. The Fund may invest in securities or instruments that do not trade actively or in large volumes, and may make investments that are less liquid than other investments. Also, the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.
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Private Placements Risk. Investments in private placements could decrease the Fund’s liquidity profile or prevent the Fund from disposing of such securities promptly at advantageous prices. Private placements may be less liquid than other investments because such securities may not always be readily sold in broad public markets and may have no active trading market. As a result, they may be difficult to value because market quotations may not be readily available, and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value. Transaction costs may be higher for these securities, and the Fund may get only limited information about the issuer of a private placement security, so it may be less able to anticipate a loss.
Securities Lending Risk. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments may also be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	21.04%	Worst Quarter:	1st Quarter 2020	– 13.64%

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Average Annual Total Returns (periods ended 12/31/24)
	1 Year	5 Years	10 Years
Class D Shares
Return Before Taxes	3.60%	7.76%	8.60%
Return After Taxes on Distributions	2.07%	6.25%	7.00%
Return After Taxes on Distributions and Sale of Fund Shares(1)	2.90%	5.86%	6.53%
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	18.67%	11.17%	9.95%
MSCI World Health Care IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	1.13%	6.18%	7.33%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)	25.02%	14.53%	13.10%

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Effective November 27, 2024, the Fund changed its broad-based securities market index from the MSCI World Health Care Index to the MSCI World Index due to regulatory requirements. The Fund retained the MSCI World Health Care Index as a performance benchmark because the MSCI World Health Care Index is more closely aligned with the Fund’s investment strategies and investment restrictions. In addition, the Fund retained the S&P 500 Index as an additional benchmark. The indices are described below.
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The MSCI World Index is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region.
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The MSCI World Health Care Index is a capitalization-weighted index that measures the performance of health care stocks from developed market countries.
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The S&P 500 Index is a commonly recognized, market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Andy Acker, CFA, is Executive Vice President and Lead Portfolio Manager of the Fund, which he has managed or co-managed since May 2007. Daniel Lyons, Ph.D., CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since January 2023.

Purchase and sale of Fund shares

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$100
To open a new UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$100
To add to any existing type of Fund account without an automatic investment program	$50

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the trading session of
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the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
With respect to share classes not offered in this Prospectus, the Fund or its distributor (or its affiliates) pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
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